Schedule of Investments (unaudited)
June 30, 2024
iShares® Russell Top 200 Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 4.1%
Boeing Co. (The)(a)	70,297	$ 12,794,757
General Dynamics Corp.	39,496	11,459,370
General Electric Co.	123,623	19,652,348
Lockheed Martin Corp.	21,001	9,809,567
Northrop Grumman Corp.	20,193	8,803,138
RTX Corp.	192,367	19,311,723
TransDigm Group, Inc.	6,283	8,027,224
		89,858,127
Air Freight & Logistics — 1.1%
FedEx Corp.	32,744	9,817,961
United Parcel Service, Inc., Class B	105,455	14,431,517
		24,249,478
Automobiles — 0.7%
Ford Motor Co.	567,840	7,120,714
General Motors Co.	164,031	7,620,880
		14,741,594
Banks — 9.0%
Bank of America Corp.	981,862	39,048,652
Citigroup, Inc.	277,259	17,594,856
JPMorgan Chase & Co.	414,648	83,866,705
PNC Financial Services Group, Inc. (The)	57,436	8,930,149
Truist Financial Corp.	193,052	7,500,070
U.S. Bancorp	225,529	8,953,501
Wells Fargo & Co.	506,937	30,106,989
		196,000,922
Beverages — 1.6%
Coca-Cola Co. (The)	239,814	15,264,161
Constellation Brands, Inc., Class A	23,043	5,928,503
Keurig Dr. Pepper, Inc.	153,326	5,121,089
Monster Beverage Corp.(a)	21,892	1,093,505
PepsiCo, Inc.	41,768	6,888,796
		34,296,054
Biotechnology — 3.3%
AbbVie, Inc.	145,588	24,971,254
Amgen, Inc.	17,146	5,357,268
Gilead Sciences, Inc.	180,549	12,387,467
Moderna, Inc.(a)	46,734	5,549,663
Regeneron Pharmaceuticals, Inc.(a)	13,847	14,553,612
Vertex Pharmaceuticals, Inc.(a)	18,702	8,766,001
		71,585,265
Building Products — 1.0%
Carrier Global Corp.	121,336	7,653,875
Johnson Controls International PLC	98,477	6,545,766
Trane Technologies PLC	21,581	7,098,638
		21,298,279
Capital Markets — 5.1%
BlackRock, Inc.(b)	21,358	16,815,581
Charles Schwab Corp. (The)	194,142	14,306,324
CME Group, Inc., Class A	51,999	10,223,003
Goldman Sachs Group, Inc. (The)	33,350	15,084,872
Intercontinental Exchange, Inc.	82,193	11,251,400
KKR & Co., Inc., Class A	69,361	7,299,552
Morgan Stanley	158,028	15,358,741
S&P Global, Inc.	45,274	20,192,204
		110,531,677
Chemicals — 1.9%
Air Products & Chemicals, Inc.	32,105	8,284,695
Security	Shares	Value
Chemicals (continued)
Ecolab, Inc.	4,766	$ 1,134,308
Linde PLC	69,509	30,501,245
Sherwin-Williams Co. (The)	3,019	900,960
		40,821,208
Commercial Services & Supplies — 0.3%
Cintas Corp.	638	446,766
Copart, Inc.(a)	8,578	464,584
Republic Services, Inc.	29,682	5,768,400
		6,679,750
Communications Equipment — 1.5%
Cisco Systems, Inc.	586,592	27,868,986
Motorola Solutions, Inc.	12,490	4,821,764
		32,690,750
Construction Materials — 0.3%
CRH PLC	99,366	7,450,463
Consumer Finance — 0.9%
American Express Co.	51,334	11,886,388
Capital One Financial Corp.	54,759	7,581,383
		19,467,771
Consumer Staples Distribution & Retail — 2.4%
Target Corp.	66,923	9,907,281
Walmart, Inc.	627,911	42,515,854
		52,423,135
Diversified Telecommunication Services — 2.1%
AT&T Inc.	1,038,550	19,846,690
Verizon Communications, Inc.	609,653	25,142,090
		44,988,780
Electric Utilities — 2.7%
American Electric Power Co., Inc.	76,272	6,692,105
Constellation Energy Corp.	38,305	7,671,342
Duke Energy Corp.	111,614	11,187,071
NextEra Energy, Inc.	297,470	21,063,851
Southern Co. (The)	158,413	12,288,097
		58,902,466
Electrical Equipment — 1.6%
Eaton Corp. PLC	57,753	18,108,453
Emerson Electric Co.	82,652	9,104,945
GE Vernova, Inc.(a)	39,410	6,759,209
		33,972,607
Electronic Equipment, Instruments & Components — 0.2%
Amphenol Corp., Class A	71,247	4,799,910
Energy Equipment & Services — 0.4%
Schlumberger NV	206,667	9,750,549
Entertainment — 1.2%
Walt Disney Co. (The)	265,713	26,382,644
Financial Services — 5.8%
Apollo Global Management, Inc.	19,016	2,245,219
Berkshire Hathaway, Inc., Class B(a)	264,812	107,725,522
Fiserv, Inc.(a)	57,460	8,563,838
PayPal Holdings, Inc.(a)	151,343	8,782,434
		127,317,013
Food Products — 0.8%
Kraft Heinz Co. (The)	128,532	4,141,301
Mondelez International, Inc., Class A	193,719	12,676,971
		16,818,272

Schedule of Investments (unaudited)  (continued)
June 30, 2024
iShares® Russell Top 200 Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Ground Transportation — 1.2%
CSX Corp.	282,623	$ 9,453,740
Norfolk Southern Corp.	32,686	7,017,357
Union Pacific Corp.	45,981	10,403,661
		26,874,758
Health Care Equipment & Supplies — 4.0%
Abbott Laboratories	250,233	26,001,711
Becton Dickinson & Co.	41,818	9,773,285
Boston Scientific Corp.(a)	212,484	16,363,393
Edwards Lifesciences Corp.(a)	69,942	6,460,542
Medtronic PLC	192,301	15,136,012
Stryker Corp.	36,802	12,521,880
		86,256,823
Health Care Providers & Services — 5.3%
Cigna Group (The)	36,652	12,116,052
CVS Health Corp.	182,471	10,776,737
Elevance Health, Inc.	28,256	15,310,796
HCA Healthcare, Inc.	21,109	6,781,900
McKesson Corp.	10,816	6,316,977
UnitedHealth Group, Inc.	124,002	63,149,258
		114,451,720
Health Care REITs — 0.4%
Welltower, Inc.	85,597	8,923,487
Hotels, Restaurants & Leisure — 1.7%
Booking Holdings, Inc.	301	1,192,411
DoorDash, Inc., Class A(a)	6,370	692,929
Marriott International, Inc., Class A	33,972	8,213,410
McDonald’s Corp.	97,570	24,864,739
Starbucks Corp.	36,716	2,858,341
		37,821,830
Household Products — 2.4%
Colgate-Palmolive Co.	52,899	5,133,319
Kimberly-Clark Corp.	28,648	3,959,154
Procter & Gamble Co. (The)	265,245	43,744,205
		52,836,678
Industrial Conglomerates — 1.1%
3M Co.	65,068	6,649,299
Honeywell International, Inc.	79,660	17,010,596
		23,659,895
Industrial REITs — 0.7%
Prologis, Inc.	133,672	15,012,702
Insurance — 2.7%
American International Group, Inc.	97,456	7,235,133
Aon PLC, Class A	28,396	8,336,498
Chubb Ltd.	58,529	14,929,577
Marsh & McLennan Cos., Inc.	61,552	12,970,238
MetLife, Inc.	86,219	6,051,712
Progressive Corp. (The)	13,277	2,757,766
Travelers Cos., Inc. (The)	33,045	6,719,370
		59,000,294
IT Services — 2.3%
Accenture PLC, Class A	90,776	27,542,346
International Business Machines Corp.	132,718	22,953,578
		50,495,924
Life Sciences Tools & Services — 2.5%
Danaher Corp.	95,770	23,928,135
Thermo Fisher Scientific, Inc.	55,247	30,551,591
		54,479,726
Security	Shares	Value
Machinery — 3.0%
Caterpillar, Inc.	60,692	$ 20,216,505
Deere & Co.	36,850	13,768,266
Illinois Tool Works, Inc.	26,770	6,343,419
PACCAR, Inc.	148,774	15,314,796
Parker-Hannifin Corp.	18,504	9,359,508
		65,002,494
Media — 1.0%
Comcast Corp., Class A	563,006	22,047,315
Metals & Mining — 0.8%
Freeport-McMoRan, Inc.	207,007	10,060,540
Newmont Corp.	166,957	6,990,490
		17,051,030
Multi-Utilities — 0.6%
Dominion Energy, Inc.	121,200	5,938,800
Sempra	91,622	6,968,769
		12,907,569
Oil, Gas & Consumable Fuels — 8.0%
Chevron Corp.	249,259	38,989,093
ConocoPhillips	169,515	19,389,126
EOG Resources, Inc.	83,226	10,475,656
Exxon Mobil Corp.	649,282	74,745,344
Marathon Petroleum Corp.	50,943	8,837,592
Occidental Petroleum Corp.	92,154	5,808,466
Phillips 66	61,284	8,651,462
Valero Energy Corp.	47,151	7,391,391
		174,288,130
Personal Care Products — 0.1%
Estee Lauder Cos., Inc. (The), Class A	21,303	2,266,639
Pharmaceuticals — 4.0%
Bristol-Myers Squibb Co.	293,431	12,186,189
Johnson & Johnson	348,994	51,008,963
Pfizer, Inc.	820,222	22,949,812
Zoetis, Inc., Class A	11,578	2,007,162
		88,152,126
Professional Services — 0.0%
Automatic Data Processing, Inc.	4,281	1,021,832
Semiconductors & Semiconductor Equipment — 4.8%
Advanced Micro Devices, Inc.(a)	79,182	12,844,112
Analog Devices, Inc.	71,680	16,361,677
Applied Materials, Inc.	9,749	2,300,667
Intel Corp.	616,486	19,092,571
Marvell Technology, Inc.	114,025	7,970,348
Micron Technology, Inc.	159,472	20,975,352
QUALCOMM, Inc.	10,016	1,994,987
Texas Instruments, Inc.	115,746	22,516,069
		104,055,783
Software — 0.7%
Fortinet, Inc.(a)	16,795	1,012,235
Roper Technologies, Inc.	15,444	8,705,165
Salesforce, Inc.	20,619	5,301,145
		15,018,545
Specialized REITs — 0.7%
Equinix, Inc.	12,973	9,815,372
Public Storage	19,394	5,578,684
		15,394,056
Specialty Retail — 1.7%
AutoZone, Inc.(a)	217	643,210
Home Depot, Inc. (The)	28,987	9,978,485

Schedule of Investments (unaudited)  (continued)
June 30, 2024
iShares® Russell Top 200 Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Specialty Retail (continued)
Lowe’s Cos., Inc.	82,833	$ 18,261,363
O’Reilly Automotive, Inc.(a)	661	698,056
TJX Cos., Inc. (The)	67,046	7,381,764
		36,962,878
Technology Hardware, Storage & Peripherals — 0.2%
Dell Technologies, Inc., Class C	30,163	4,159,779
Textiles, Apparel & Luxury Goods — 0.2%
NIKE, Inc., Class B	66,471	5,009,919
Tobacco — 1.6%
Altria Group, Inc.	248,630	11,325,097
Philip Morris International, Inc.	224,897	22,788,813
		34,113,910
Wireless Telecommunication Services — 0.6%
T-Mobile U.S., Inc.	69,996	12,331,895
Total Long-Term Investments — 100.3% (Cost: $1,983,984,989)		2,184,624,451
Security	Shares	Value
Short-Term Securities
Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.28%(b)(c)	5,424,105	$ 5,424,105
Total Short-Term Securities — 0.2% (Cost: $5,424,105)		5,424,105
Total Investments — 100.5% (Cost: $1,989,409,094)		2,190,048,556
Liabilities in Excess of Other Assets — (0.5)%		(11,754,590)
Net Assets — 100.0%		$ 2,178,293,966
(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/24	Shares Held at 06/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$ —	$ 2,070(b)	$ —	$ (2,070)	$ —	$ —	—	$ 534(c)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	2,978,323	2,445,782(b)	—	—	—	5,424,105	5,424,105	49,800	—
BlackRock, Inc.	19,215,951	2,994,015	(4,342,502)	244,777	(1,296,660)	16,815,581	21,358	122,012	—
				$ 242,707	$ (1,296,660)	$ 22,239,686		$ 172,346	$ —
(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Russell 1000 Value E-Mini Index	61	09/20/24	$ 5,282	$ 18,896

Schedule of Investments (unaudited)  (continued)
June 30, 2024
iShares® Russell Top 200 Value ETF
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 2,184,624,451	$ —	$ —	$ 2,184,624,451
Short-Term Securities
Money Market Funds	5,424,105	—	—	5,424,105
	$ 2,190,048,556	$ —	$ —	$ 2,190,048,556
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 18,896	$ —	$ —	$ 18,896
(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
REIT	Real Estate Investment Trust
4